Foreign currency risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Financial Risk Management [Abstract]
Disclosure of Exchange Rates
The following table sets forth the foreign exchange rate against the Swiss Franc at the closing dates:

Currency	12/31/2023	12/31/2022

AUD 1	0.57	0.63
BRL 100	17.32	17.68
CAD 1	0.63	0.68
CNY 100	11.85	13.26
EUR 1	0.93	0.99
GBP 1	1.07	1.11
JPY 100	0.60	0.70
HKD 1	0.11	0.12
USD 1	0.84	0.93

The following table sets forth the average annual foreign exchange rate against the Swiss Franc:

Currency	12/31/2023	12/31/2022	12/31/2021

AUD 1	0.61	0.67	0.70
BRL 100	18.16	18.49	17.23
CAD 1	0.68	0.74	0.73
CNY 100	13.03	14.46	14.23
EUR 1	0.99	1.02	1.10
GBP 1	1.13	1.20	1.27
JPY 100	0.66	0.75	0.85
HKD 1	0.12	0.13	0.12
USD 1	0.92	0.96	0.92

Financial assets and liabilities held in foreign currency
Financial assets and liabilities held in foreign currency as at December 31, 2023 and 2022, expressed in CHF, were as follows:

(CHF in millions)	12/31/2023		12/31/2022
	USD	EUR	USD	EUR

Cash and cash equivalents	248.7	69.8	184.6	9.2
Trade receivables and other financial assets	640.0	102.1	257.9	5.3
Trade payables and other financial liabilities	(257.6)	(84.5)	(42.9)	(0.7)
Total assets and liabilities	631.2	87.4	399.6	13.8

Disclosure of Effect of Changes in Foreign Exchange Rates

(CHF in millions)	12/31/2023	12/31/2022	12/31/2021

Change in USD/CHF +10%	71.2	32.1	61.1
Change in USD/CHF -10%	(71.2)	(32.1)	(61.1)
Change in EUR/CHF +10%	7.3	1.1	0.4
Change in EUR/CHF -10%	(7.3)	(1.1)	(0.4)